Consolidated Statements of Shareholders' Equity - USD ($)		Private Placement [Member] Common Stock [Member]	Private Placement [Member] Additional Paid-in Capital [Member]	[1]	Private Placement [Member] Retained Earnings [Member]	Private Placement [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2018							1,564,456
Balance at Dec. 31, 2018							$ 46,934		$ 233,996,669	[1]	$ (230,222,985)	$ 3,820,618
Net (loss) / income							0		0	[1]	(1,682,671)	(1,682,671)
Dividends to Series B preferred shares							0		0	[1]	(1,271,782)	(1,271,782)
Preferred deemed dividend							$ 0		0	[1]	(504,577)	(504,577)
Issuance of shares (in shares)		1,056,338					144,727
Issuance of shares		$ 31,690	$ 5,968,310		$ 0	$ 6,000,000	$ 4,342		771,190	[1]	0	775,532
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)							15,444
Issuance of restricted shares for stock incentive award and share-based compensation							$ 463		97,456	[1]	0	97,919
Shares issued in connection with acquisition of vessels (in shares)							2,816,901
Shares issued in connection with acquisition of vessels							$ 84,507		13,134,155	[1]	0	13,218,662
Rounding of stock split (in shares)							2,393
Rounding of stock split							$ 72		(72)	[1]	0	0
Balance (in shares) at Dec. 31, 2019							5,600,259
Balance at Dec. 31, 2019							$ 168,008		253,967,708	[1]	(233,682,015)	20,453,701
Net (loss) / income							0		0	[1]	4,041,431	4,041,431
Dividends to Series B preferred shares							$ 0		0	[1]	(693,297)	(693,297)
Issuance of shares (in shares)							200,000
Issuance of shares							$ 6,000		490,718	[1]	0	496,718
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)							45,900
Issuance of restricted shares for stock incentive award and share-based compensation							$ 1,377		120,254	[1]	0	121,631
Issuance of shares in connection with related party loan converted to equity (in shares)							702,247
Issuance of shares in connection with related party loan converted to equity							$ 21,067		2,345,504	[1]	0	2,366,571
Issuance of shares for contingent consideration in connection with acquisition of vessels (Note 5) (in shares)							161,357
Issuance of shares for contingent consideration in connection with acquisition of vessels (Note 5)							$ 4,841		543,771	[1]	0	548,612
Shares forfeited (in shares)							(817)
Shares forfeited							$ (25)		25	[1]	0	0
Balance (in shares) at Dec. 31, 2020	[1]						6,708,946
Balance at Dec. 31, 2020							$ 201,268	[1]	257,467,980	[1]	(230,333,881)	27,335,367
Net (loss) / income							0	[1]	0		42,963,660	42,963,660
Dividends to Series B preferred shares							0	[1]	0		(255,324)	(255,324)
Preferred deemed dividend							$ 0	[1]	0		(345,628)	(345,628)
Issuance of shares (in shares)	[1]						82,901
Issuance of shares							$ 2,487	[1]	608,746		0	611,233
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	[1]						49,650
Issuance of restricted shares for stock incentive award and share-based compensation							$ 1,490	[1]	180,834		0	182,324
Issuance of shares in connection with related party loan converted to equity (in shares)	[1]						453,044
Issuance of shares in connection with related party loan converted to equity							$ 13,591	[1]	6,351,673		0	6,365,264
Balance (in shares) at Dec. 31, 2021	[1]						7,294,541
Balance at Dec. 31, 2021							$ 218,836	[1]	$ 264,609,233		$ (187,971,173)	$ 76,856,896

[1]	Adjusted to reflect the 1-for-8 reverse stock split effected at the close of trading on December 18, 2019.